Taxes (Details 1)	12 Months Ended
Jun. 30, 2026
Uruguay [Member]
Statement [Line Items]
Income tax rate	25.00%
Bermudas / British Virgin Islands / Cayman Islands [Member]
Statement [Line Items]
Income tax rate	0.00%
Gibraltar [Member]
Statement [Line Items]
Income tax rate	15.00%
Bolivia [Member]
Statement [Line Items]
Income tax rate	25.00%
Top Of Range Brazil [Member]
Statement [Line Items]
Income tax rate	34.00%
Bottom Of Range Netherlands [Member]
Statement [Line Items]
Income tax rate	19.00%
Top Of Range Netherlands [Member]
Statement [Line Items]
Income tax rate	25.80%
Top Of Range US [Member]
Statement [Line Items]
Income tax rate	21.00%
Bottom Of Range US [Member]
Statement [Line Items]
Income tax rate	0.00%
Bottom Of Range Argentina [Member]
Statement [Line Items]
Income tax rate	25.00%
Top Of Range Argentina [Member]
Statement [Line Items]
Income tax rate	35.00%
Bottom Of Range Brazil [Member]
Statement [Line Items]
Income tax rate	25.00%